Investment Strategy	Aug. 20, 2025
Shelton International Select Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first two sentences in the second paragraph of the discussion of the Shelton International Select Equity Fund’s Principal Investment Strategies on page 7 of the Prospectus as well as the first two sentences in the second paragraph of the discussion of the “Investment Objectives and Principal Strategies – Shelton International Select Equity Fund” on page 17 of the Prospectus are hereby deleted and replaced with the following:

“Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI ACWI ex USA index, and the MSCI All-Country World ex USA Small Cap Index as well as those in other developed, emerging, and frontier markets.”